Turnover - Turnover (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement
Revenue from contracts with customers	R 271,947	R 201,100	R 189,568
Revenue from other contracts	3,791	810	799
Total turnover	275,738	201,910	190,367
Other (Technology, refinery services)
Income Statement
Revenue from contracts with customers	2,550	2,288	2,313
Energy Business
Income Statement
Revenue from contracts with customers	108,990	65,676	67,415
Energy Business | Coal
Income Statement
Revenue from contracts with customers	6,370	2,025	1,343
Energy Business | Liquid fuels and crude oil
Income Statement
Revenue from contracts with customers	96,036	58,265	60,119
Energy Business | Gas (methane rich and natural gas) and condensate
Income Statement
Revenue from contracts with customers	6,584	5,386	5,953
Chemicals Business
Income Statement
Revenue from contracts with customers	160,407	133,136	119,840
Chemicals Business | Advanced materials
Income Statement
Revenue from contracts with customers	7,249	7,380	7,200
Chemicals Business | Base chemicals
Income Statement
Revenue from contracts with customers	51,223	45,684	40,262
Chemicals Business | Essential care
Income Statement
Revenue from contracts with customers	62,989	44,314	40,112
Chemicals Business | Performance solutions
Income Statement
Revenue from contracts with customers	38,946	35,758	32,266
Chemicals Africa
Income Statement
Total turnover	R 64,054	R 58,260	R 51,600
Chemicals Africa | Advanced materials
Income Statement
Percentage of product line's revenue	25.00%	37.00%	29.00%
Chemicals Africa | Base chemicals
Income Statement
Percentage of product line's revenue	64.00%	59.00%	59.00%
Chemicals Africa | Performance solutions
Income Statement
Percentage of product line's revenue	71.00%	75.00%	75.00%
Chemicals America
Income Statement
Total turnover	R 41,496	R 29,358	R 28,721
Chemicals America | Base chemicals
Income Statement
Percentage of product line's revenue	36.00%	33.00%	29.00%
Chemicals America | Essential care
Income Statement
Percentage of product line's revenue	30.00%	30.00%	30.00%
Chemicals America | Performance solutions
Income Statement
Percentage of product line's revenue	8.00%	3.00%	6.00%
Chemicals Eurasia
Income Statement
Total turnover	R 55,011	R 45,539	R 39,537
Chemicals Eurasia | Advanced materials
Income Statement
Percentage of product line's revenue	58.00%	52.00%	56.00%
Chemicals Eurasia | Essential care
Income Statement
Percentage of product line's revenue	68.00%	70.00%	70.00%
Chemicals Eurasia | Performance solutions
Income Statement
Percentage of product line's revenue	21.00%	22.00%	20.00%